Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Accounts Receivable, Excluding Acquired Unbilled Accounts Receivable
Accounts receivable consisted of the following (dollars in thousands):

	September 30, 2015	September 30, 2014
Trade accounts receivable	$377,695	$432,584
Unbilled accounts receivable under long-term contracts	12,823	17,101
Gross accounts receivable	390,518	449,685
Less — allowance for doubtful accounts	(9,184)	(11,491)
Less — allowance for sales returns	(8,172)	(9,928)
Accounts receivable, net	$373,162	$428,266